Discontinued Operations	12 Months Ended
Jun. 30, 2026
Discontinued Operations
Discontinued Operations

32.    Discontinued Operations

During fiscal year 2026, we commenced a strategic evaluation of a potential divestiture of the assets powering THE OUTNET, which previously formed part of the Off-Price Segment and which was acquired in connection with the YNAP Acquisition on April 23, 2025. THE OUTNET was identified during the post-acquisition integration process as non-core to our long-term strategic objectives and with management having determined that the sale of the defined group of assets associated with THE OUTNET was highly probable, subsequently classified it as discontinued operations.

On September 15, 2025, the Company received a binding offer from The O Group LLC (which has been renamed The Outnet Operations US, LLC) to purchase a defined group of assets associated with THE OUTNET. On September 30, 2025, management concluded that this disposal group met the criteria for classification as held for sale. The disposal group was available for immediate sale in its present condition because the assets and other elements comprising the transaction had been identified and were capable of being transferred to the purchaser without significant modification. The sale was considered highly probable because management was committed to the sale plan, an active sale process had been undertaken, a buyer had been identified and had submitted a binding offer, negotiations were at an advanced stage, and completion of the transaction was expected within one year.

On October 31, 2025, LuxExperience Group announced that it had entered into a binding agreement with The O Group LLC to sell the set of assets powering THE OUTNET platform, including the relevant brand rights, customer data, inventory and the required workforce in the United States and the United Kingdom in exchange for cash consideration.

Transaction Closing

The closing of the transaction occurred on April 30, 2026. The final consideration amount was €15.2 million (USD / EUR exchange rate applied was 1.17.)

Subsequent to the closing of the transaction, on May 18, 2026, the Group entered into a sublease agreement for the distribution center located in Clifton, New Jersey. The sublease is presented as a lease receivable measured at an amount equal to the net investment in the sublease and is included within other current assets or other non-current assets based on the timing of the expected payments, in the consolidated statements of financial position as of June 30, 2026. The net investment represents the present value of future lease payments receivable under the sublease.

In connection with the closing of the transaction, effective May 1, 2026, the Group entered into a Transitional Services Agreement (“TSA”) with The Outnet Operations US, LLC, pursuant to which the Group will continue to provide certain IT, finance, operational and administrative services. The Group expects to recover the costs of providing these services through fees charged under the TSA.

The results of operations associated with the TSA have been recognized within continuing operations on the consolidated statements of profit or loss and comprehensive income or loss in accordance with the nature of the underlying income and expenses for the year ended June 30, 2026. The TSA was effectively concluded on July 24, 2026. Refer to Note 33 – Events after reporting year for further details.

Classification and Presentation

As of each reporting period end during the current fiscal year, including September 30, 2025, December 31, 2025 and March 31, 2026, management determined that the sale of the defined group of assets associated with THE OUTNET was highly probable. Therefore, the results of operations have been classified as discontinued operations for the periods presented in accordance with IFRS 5 Non-current Assets Held for Sale and Discontinued Operations.

The results of THE OUTNET have been presented as discontinued operations in the consolidated statements of profit or loss and comprehensive income or loss for the years ended June 30, 2025 and 2026.

The components of the loss from discontinued operations related to THE OUTNET for fiscal year 2026 and fiscal year 2025 were as follows:

	Year Ended	Year Ended
(in € thousands)	June 30, 2025	June 30, 2026
Net sales	35,963	176,163
Cost of sales, exclusive of depreciation and amortization	(21,019)	(105,088)
Gross profit	14,944	71,075
Shipping and payment cost	(8,192)	(31,324)
Marketing expenses	(2,644)	(7,816)
Selling, general and administrative expenses	(6,203)	(34,421)
Depreciation, amortization and impairment losses	—	—
Loss on disposal	—	(7,952)
Operating loss	(2,095)	(10,438)
Finance income (costs), net	—	—
Loss before income taxes	(2,095)	(10,438)
Income tax (expense) benefit	—	—
Net loss from discontinued operations	(2,095)	(10,438)

Cost of sales, exclusive of depreciation and amortization, for the disposal group amounted to €105,088 thousand for the fiscal year ended June 30, 2026, of which €795 thousand relates to inventory write-downs recognized (2025: €0).

Basic and diluted earnings per share for continuing and discontinued operations are presented on the face of the consolidated statements of profit or loss and comprehensive income or loss. Refer to Note 12 – Earnings per Share for further details.

The following table shows a summary of cash flow information of the discontinued operation for the fiscal year ended June 30, 2026:

Year Ended
(in € thousands)	June 30, 2026
Consolidated Statement of Cash Flow Data:
Net cash (outflow) from operating activities	(2,486)
Net cash inflow from investing activities	10,681
Net cash inflow (outflow) from financing activities	—
Net cash inflow from discontinued operations	8,195

The effect of the disposal on the financial position of the Group was as follows:

Year Ended
(in € thousands)	June 30, 2026
Inventories	24,592
Contract store credit liabilities transferred	(1,477)
Net assets disposed of	23,114
Cash consideration received	10,681
Cash consideration receivable	4,481
Total accounting consideration received	15,162
Loss on disposal	(7,952)
Cash and cash equivalents disposed of	—
Net cash inflow from disposal	10,681

The gross contractual consideration was €15.2 million of which €10.7 million was received as at 30 June 2026 and €4.5 million was recognized as a receivable as of June 30, 2026. No cash or cash equivalents were included in the disposal group.